Income taxes and deferred taxes	6 Months Ended
Jun. 30, 2024
Income taxes and deferred taxes
Income taxes and deferred taxes

19.Income taxes and deferred taxes

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Current tax income/(expense)	(434)	(927)	(547)	(1,115)
Deferred tax income/(expense)	(7)	(1)	(4)	5
Total Income Tax Income/(Expense)	(441)	(928)	(551)	(1,110)

The current tax expense mainly relates to (i) an additional accrual of the liability for uncertain tax positions for an amount of €243,000 (2023: €276,000), and (ii) an increase of income tax payable or taxes reimbursed by certain of the Company’s subsidiaries for an amount of €172,000 (2023: €0.8 million). The uncertain tax position was recorded following certain public rulings and guidance issued by tax authorities in one of the jurisdictions that the Company operates in. The current tax liability of €2.3 million mainly relates to a liability for uncertain tax positions for an amount of €2.2 million.